Impairment of Assets - Schedule of Key Assumptions (Details) - VEON Holdings B.V. [Member]	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Assumptions [Line Items]
Discount rate (local currency)	18.00%	22.00%
Average annual revenue growth rate during forecast period [Member]
Revenue growth rates
Revenue growth rates	10.00%	9.00%
Terminal growth rate [Member]
Revenue growth rates
Revenue growth rates	1.00%	1.00%
Average operating margin during the forecast period [Member]
Operating margin
Operating margin	52.00%	51.00%
Terminal period operating margin [Member]
Operating margin
Operating margin	50.00%	50.00%
Average CAPEX as a percentage of revenue during the forecast period [Member]
Capex
Capex	22.00%	19.00%
Terminal period CAPEX as a percentage of revenue [Member]
Capex
Capex	20.00%	20.00%